UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05750

The Tax-Exempt Money Fund of America
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2007

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

The Tax-Exempt Money Fund of AmericaSM
Investment portfolio

June 30, 2007
unaudited

Short-term securities — 105.99%	Principal amount (000)	Market value (000)

ALASKA — 0.47%
City of Valdez, Marine Terminal Rev. Ref. Bonds (BP Pipelines (Alaska) Inc. Project), Series 2001, 3.92% 2037[1]	$1,250	$1,250
City of Valdez, Marine Terminal Rev. Ref. Bonds (BP Pipelines (Alaska) Inc. Project), Series 2003-B, 3.92% 2037[1]	1,300	1,300
		2,550

ARIZONA — 4.35%
Salt River Project Agricultural Improvement & Power Dist., Series B, TECP, 3.78% 7/18/2007	3,000	3,000
Salt River Project Agricultural Improvement & Power Dist., Series B, TECP, 3.80% 7/19/2007	4,250	4,250
Salt River Project Agricultural Improvement & Power Dist., Series B, TECP, 3.80% 7/23/2007	7,100	7,100
Salt River Project Agricultural Improvement & Power Dist., Series B, TECP, 3.70% 8/1/2007	4,500	4,500
Salt River Project Agricultural Improvement & Power Dist., Series B, TECP, 3.69% 8/6/2007	3,500	3,500
Salt River Project Agricultural Improvement & Power Dist., Series C, TECP, 3.80% 7/12/2007	1,000	1,000
		23,350

COLORADO — 0.71%
City and County of Denver, Airport System Notes (Dept. of Aviation), Series 2007-A, AMT, TECP, 3.74% 8/22/2007	3,800	3,800

DISTRICT OF COLUMBIA — 2.78%
Multimodal Rev. Bonds (American National Red Cross Issue), Series 2000, TECP, 3.80% 7/9/2007	6,000	6,000
Multimodal Rev. Bonds (American National Red Cross Issue), Series 2000, TECP, 3.78% 7/18/2007	3,400	3,400
Multimodal Rev. Bonds (American National Red Cross Issue), Series 2000, TECP, 3.80% 7/19/2007	1,500	1,500
Multimodal Rev. Bonds (American National Red Cross Issue), Series 2000, TECP, 3.75% 7/25/2007	4,000	4,000
		14,900

FLORIDA — 11.40%
Jacksonville Electric Auth., Rev. Bonds, Series 2000-B, TECP, 3.77% 7/2/2007	1,500	1,500
Jacksonville Electric Auth., Rev. Bonds, Series 2000-B, TECP, 3.74% 7/3/2007	14,000	14,000
Jacksonville Electric Auth., Rev. Bonds, Series 2001-C, TECP, 3.75% 7/6/2007	6,700	6,700
Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project), TECP, 3.75% 7/11/2007	5,600	5,600
Local Government Fin. Commission, Pooled Notes, Series 1991-A, TECP, 3.75% 7/16/2007	4,400	4,400
Local Government Fin. Commission, Pooled Notes, Series 1991-A, TECP, 3.68% 8/16/2007	8,200	8,199
School Dist. of Palm Beach County, Sales Tax Rev. Notes, Series 2005, TECP, 3.77% 7/16/2007	6,400	6,400
Sarasota County Public Hospital Dist., Hospital Rev. Bonds (Sarasota Memorial Hospital Project),
Series 1985-C, TECP, 3.80% 7/12/2007	9,250	9,250
Sarasota County Public Hospital Dist., Hospital Rev. Bonds (Sarasota Memorial Hospital Project),
Series 1985-C, TECP, 3.79% 7/13/2007	5,150	5,150
		61,199

IDAHO — 1.88%
Tax Anticipation Notes, Series 2006, 4.50% 6/30/2008	10,000	10,075

KENTUCKY — 1.97%
Regional Airport Auth. of Louisville and Jefferson County, Special Facs. Rev. Bonds
(UPS Worldwide Forwarding, Inc. Project), Series 1999-A, AMT, 3.95% 2029[1]	10,550	10,550

MARYLAND — 6.59%
Health and Educational Facs. Auth., Commercial Paper Rev. Notes (Johns Hopkins University Issue),
Series A, 3.76% 7/2/2007	2,700	2,700
Health and Educational Facs. Auth., Commercial Paper Rev. Notes (Johns Hopkins University Issue),
Series A, 3.78% 7/18/2007	2,000	2,000
Health and Educational Facs. Auth., Commercial Paper Rev. Notes (Johns Hopkins University Issue),
Series A, 3.78% 7/20/2007	5,000	5,000
Health and Educational Facs. Auth., Commercial Paper Rev. Notes (Johns Hopkins University Issue),
Series A, 3.80% 7/23/2007	3,700	3,700
Health and Educational Facs. Auth., Commercial Paper Rev. Notes (Johns Hopkins University Issue),
Series A, 3.71% 8/22/2007	6,000	6,000
Howard County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-D, TECP, 3.77% 7/6/2007	1,000	1,000
Howard County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-D, TECP, 3.72% 8/3/2007	7,000	7,000
Howard County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-D, TECP, 3.70% 8/7/2007	8,000	8,000
		35,400

MASSACHUSETTS — 3.58%
Health and Educational Facs. Auth., Rev. Notes (Harvard University Issue), Series 2002-EE, TECP, 3.75% 7/16/2007	2,500	2,500
School Building Auth., Series 2006-A, TECP, 3.77% 7/10/2007	5,000	5,000
School Building Auth., Series 2006-A, TECP, 3.70% 8/6/2007[2]	5,000	5,000
School Building Auth., Series 2006-A, TECP, 3.70% 8/8/2007	6,700	6,700
		19,200

MICHIGAN — 2.80%
Full Faith and Credit G.O. Notes, Fiscal 2006 Series A, 4.25% 9/28/2007	15,000	15,014

MINNESOTA — 5.38%
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Foundation/Mayo Medical Center),
Series 2000-B, TECP, 3.73% 8/23/2007	4,500	4,500
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Foundation/Mayo Medical Center),
Series 2001-A, TECP, 3.75% 7/12/2007	3,600	3,600
Regents of the University of Minnesota, Series 2005-A, TECP, 3.78% 7/9/2007	3,800	3,800
Regents of the University of Minnesota, Series 2007-B, TECP, 3.82% 7/5/2007	3,000	3,000
Regents of the University of Minnesota, Series A, 3.70% 2034[1]	14,000	14,000
		28,900

MISSOURI — 2.82%
Curators of the University of Missouri, Capital Projects Notes, Series FY 2007-2008A, 4.50% 6/30/2008	15,000	15,117

NEBRASKA — 2.65%
Omaha Public Power Dist., TECP, 3.80% 7/17/2007	1,800	1,800
Omaha Public Power Dist., TECP, 3.80% 7/19/2007	2,400	2,400
Omaha Public Power Dist., TECP, 3.68% 8/1/2007	8,000	8,000
Omaha Public Power Dist., TECP, 3.73% 8/30/2007	2,000	2,000
		14,200

NEVADA — 4.40%
Las Vegas Valley Water Dist., G.O. Limited Tax Water Notes (SNWA Rev. Supported),
Series 2004-A, TECP, 3.75% 7/10/2007	4,600	4,600
Las Vegas Valley Water Dist., G.O. Limited Tax Water Notes (SNWA Rev. Supported),
Series 2004-A, TECP, 3.76% 7/19/2007	3,800	3,800
Las Vegas Valley Water Dist., G.O. Limited Tax Water Notes (SNWA Rev. Supported),
Series 2004-A, TECP, 3.75% 7/24/2007	5,900	5,900
Las Vegas Valley Water Dist., G.O. Limited Tax Water Notes (SNWA Rev. Supported),
Series 2004-B, TECP, 3.68% 8/2/2007	2,000	2,000
Las Vegas Valley Water Dist., G.O. Limited Tax Water Notes (SNWA Rev. Supported),
Series 2004-B, TECP, 3.68% 8/14/2007	7,300	7,299
		23,599

NEW MEXICO — 1.88%
Tax and Rev. Anticipation Notes, Series 2007, 4.50% 6/30/2008	10,000	10,075

NEW YORK — 1.86%
Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series CP-1,
Subseries B, TECP, 3.67% 8/8/2007[2]	10,000	10,000

NORTH CAROLINA — 1.01%
Halifax County Industrial Facs. and Pollution Control Fncg. Auth., Demand Exempt Fac. Rev. Bonds (Westmoreland-Hadson
Partners Roanoke Valley Project), Series 1991, AMT, 3.95% 2019[1]	5,400	5,400

OHIO — 2.08%
Ohio State University, General Receipts Notes, Series 2003-C, TECP, 3.73% 8/8/2007	1,190	1,190
Ohio State University, General Receipts Notes, Series 2007-H, TECP, 3.68% 8/13/2007	10,000	9,999
		11,189

PENNSYLVANIA — 5.45%
Delaware County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Exelon Generation Co., LLC Project), Series 2001-A, TECP, 3.77% 7/16/2007	2,300	2,300
Montgomery County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Exelon Generation Co., LLC Project), Series 1994-A, TECP, 3.68% 8/9/2007	3,700	3,700
Montgomery County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PECO Energy Co. Project), Series 1994-A, TECP, 3.80% 7/11/2007	1,900	1,900
Montgomery County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PECO Energy Co. Project), Series 1994-A, TECP, 3.76% 7/20/2007	7,340	7,340
University of Pittsburgh -of the Commonwealth System of Higher Education, University Capital Project and Ref. Bonds, Series 2007-A, 3.70% 2014[1]	14,000	14,000
		29,240

SOUTH CAROLINA — 5.00%
Berkeley County, Exempt Fac. Industrial Rev. Bonds (Amoco Chemical Co. Project), Series 1997, AMT, 3.96% 2027[1]	1,660	1,660
Florence County, Solid Waste Disposal and Wastewater Treatment Facs. Rev. Bonds (Roche Carolina Inc. Project), Series 1997, AMT, 3.96% 2027[1]	2,300	2,300
Florence County, Solid Waste Disposal and Wastewater Treatment Facs. Rev. Bonds (Roche Carolina Inc. Project), Series 1997, AMT, 3.96% 2028[1]	1,200	1,200
Public Service Auth. (Santee Cooper), Rev. Notes, Series 1998, TECP, 3.80% 7/23/2007	8,100	8,100
Public Service Auth. (Santee Cooper), Rev. Notes, Series 1998, TECP, 3.70% 8/14/2007	7,500	7,499
Public Service Auth. (Santee Cooper), Rev. Notes, Series 1998, TECP, 3.71% 8/21/2007	6,100	6,100
		26,859

TENNESSEE — 2.05%
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund), Series 2005, 3.90% 2035[1]	1,100	1,100
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2002, 3.90% 2032[1]	1,200	1,200
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County,
Vanderbilt University, Series 2004-A, TECP, 3.72% 8/3/2007[2]	8,700	8,698
		10,998

TEXAS — 20.56%
City of Austin (Travis and Williamson Counties), Combined Utility Systems, Series A, TECP, 3.72% 7/26/2007	5,000	5,000
City of Austin (Travis and Williamson Counties), Combined Utility Systems, Series A, TECP, 3.72% 8/6/2007	6,300	6,300
City of Austin (Travis and Williamson Counties), Combined Utility Systems, Series A, TECP, 3.68% 8/9/2007	4,755	4,755
Dallas/Fort Worth International Airport Fac. Improvement Corp., Rev. Ref. Bonds (United Parcel Service, Inc.), Series 2002, AMT, 3.88% 2032[1]	500	500
City of El Paso, Water and Sewer Notes, Series 1998-A, TECP, 3.80% 8/14/2007	2,000	2,000
Gulf Coast Industrial Dev. Auth., Exempt Facs. Industrial Rev. Bonds (BP Global Power Corp. Project),
Series 2003, AMT, 3.96% 2038[1]	4,850	4,850
Harris County, Unlimited Commercial Paper Notes, Series C, TECP, 3.80% 7/17/2007	4,450	4,450
Harris County, Unlimited Commercial Paper Notes, Series C, TECP, 3.75% 7/25/2007	3,720	3,720
Harris County, Unlimited Commercial Paper Notes, Series D, TECP, 3.76% 7/6/2007	5,000	5,000
Harris County, Unlimited Commercial Paper Notes, Series D, TECP, 3.70% 8/1/2007	3,000	3,000
Harris County, Unlimited Commercial Paper Notes, Series D, TECP, 3.72% 8/2/2007	4,610	4,610
Harris County, Unlimited Commercial Paper Notes, Series D, TECP, 3.70% 8/3/2007	2,205	2,205
City of Houston, G.O. Notes, Series D, TECP, 3.76% 7/20/2007	9,700	9,700
City of Houston, Hotel Occupancy Tax and Parking Rev. Notes, Series A, TECP, 3.79% 7/13/2007	5,600	5,600
City of Houston, Hotel Occupancy Tax and Parking Rev. Notes, Series A, TECP, 3.80% 7/17/2007	4,600	4,600
Metropolitan Transit Auth. of Harris County, Sales and Use Tax Rev. Notes, Series A, TECP, 3.75% 7/24/2007	2,000	2,000
Public Fin. Auth., G.O. Notes, Series 2002-A, TECP, 3.77% 7/18/2007	7,300	7,300
Public Fin. Auth., Rev. Notes, Series 2003, TECP, 3.75% 7/25/2007	2,900	2,900
Public Fin. Auth., Rev. Notes, Series 2003, TECP, 3.68% 8/7/2007	4,000	4,000
Public Fin. Auth., Rev. Notes, Series 2003, TECP, 3.70% 8/20/2007	5,400	5,399
City of San Antonio, Electric and Gas Systems Notes, TECP, 3.78% 7/17/2007	3,000	3,000
City of San Antonio, Electric and Gas Systems Notes, TECP, 3.68% 8/9/2007	4,000	4,000
City of San Antonio, Water System Notes, Series 2001, TECP, 3.73% 8/30/2007	2,000	2,000
Board of Regents of the Texas A&M University System, Rev. Fncg. System Notes, Series B, TECP, 3.70% 8/15/2007	5,000	5,000
Board of Regents of the University of Texas System, Rev. Fncg. System Notes, Series 2002-A, TECP, 3.78% 7/12/2007	2,500	2,500
Board of Regents of the University of Texas System, Rev. Fncg. System Notes, Series 2002-A, TECP, 3.75% 7/24/2007	6,000	6,000
		110,389

UTAH — 3.25%
Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1997-B-2, TECP, 3.80% 7/9/2007	4,000	4,000
Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1997-B-2, TECP, 3.80% 7/19/2007	1,750	1,750
Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1997-B-2, TECP, 3.78% 7/20/2007	1,000	1,000
Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1997-B-2, TECP, 3.80% 7/20/2007	3,500	3,500
Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1997-B-1, TECP, 3.70% 8/1/2007	2,000	2,000
Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1997-B-1, TECP, 3.70% 8/2/2007	2,000	2,000
Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1997-B-2, TECP, 3.71% 8/22/2007	2,200	2,200
Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1997-B-2, TECP, 3.73% 8/30/2007	1,000	1,000
		17,450

VIRGINIA — 1.58%
Metropolitan Washington Airports Auth., Flexible Term PFC Rev. Notes, Series 2005-A, AMT, TECP, 3.80% 7/11/2007	5,000	5,000
Metropolitan Washington Airports Auth., Flexible Term PFC Rev. Notes, Series 2005-B, AMT, TECP, 3.75% 7/5/2007	3,500	3,500
		8,500

WASHINGTON — 3.26%
Industrial Dev. Corp. of the Port of Bellingham, Environmental Facs. Industrial Rev. Bonds
(BP West Coast Products LLC Project), Series 2006, AMT, 3.96% 2040[1]	10,000	10,000
Port of Seattle, Rev. Notes, Series 2002-B-2, AMT, TECP, 3.75% 8/24/2007	4,000	4,000
Port of Seattle, Rev. Notes, Series A-2, TECP, 3.76% 7/16/2007	2,300	2,300
Port of Seattle, Rev. Notes, Series B-1, AMT, TECP, 3.77% 8/24/2007	1,215	1,215
		17,515

WEST VIRGINIA — 0.54%
Public Energy Auth., Energy Rev. Bonds (Morgantown Energy Associates Project),
Series 1989-A, AMT, TECP, 3.83% 7/17/2007	2,900	2,900

WISCONSIN — 4.71%
G.O. Notes, Series 2006-A, TECP, 3.78% 7/18/2007	6,000	6,000
G.O. Notes, Series 2005-A, TECP, 3.72% 8/2/2007[2]	12,300	12,300
G.O. Notes, Series 2005-A, TECP, 3.72% 8/6/2007	1,400	1,400
G.O. Notes, Series 2005-A, TECP, 3.66% 8/14/2007	2,600	2,600
Transportation Rev. Notes, Series 1997-A, TECP, 3.79% 7/13/2007	3,000	3,000
		25,300

WYOMING — 0.98%
Sweetwater County, Customized Purchase Pollution Control Rev. Ref. Bonds (PacifCorp Project),
Series 1988-A, TECP, 3.79% 7/13/2007	5,250	5,250

Total investment securities (cost: $568,936,000)		568,919
Other assets less liabilities		(32,138)

Net assets		$536,781

1Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
2This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Key to abbreviations

Agcy. = Agency	Facs. = Facilities
AMT = Alternative Minimum Tax	Fin. = Finance
Auth. = Authority	Fncg. = Financing
Certs. of Part. = Certificates of Participation	G.O. = General Obligation
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	TECP = Tax-Exempt Commercial Paper

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$4
Gross unrealized depreciation on investment securities	(21)
Net unrealized depreciation on investment securities	(17)
Cost of investment securities for federal income tax purposes	568,936

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-909-0807O-S10862

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAX-EXEMPT MONEY FUND OF AMERICA

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: August 28, 2007

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: August 28, 2007